Organization, Consolidation and Principal Activities - Summary of comprehensive loss and Cash Flows of the VIE included in the Company's Consolidated Statements of comprehensive loss and Cash Flows (Detail)
¥ in Thousands, $ in Thousands
	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Condensed Statement Of Comprehensive Income And Condensed Cash Flow Statement [Line Items]
Revenues	¥ 2,943,811	$ 456,872	¥ 1,709,739
Net loss	(100,491)	(15,595)	(12,600)
Net cash provided by (used in) operating activities	(56,771)	(8,810)	25,624
Net cash used in investing activities	(49,256)	(7,645)	(231,686)
Net cash provided by financing activities	61,697	9,576	217,795
Effect of exchange rate changes on cash	77	11	163
Variable Interest Entity, Primary Beneficiary [Member]
Condensed Statement Of Comprehensive Income And Condensed Cash Flow Statement [Line Items]
Revenues	2,943,811	456,872	1,709,739
Net loss	(73,706)	(11,439)	(27,388)
Net cash provided by (used in) operating activities	(28,121)	(4,365)	34,949
Net cash used in investing activities	(47,603)	(7,387)	(102,393)
Net cash provided by financing activities	37,698	5,850	65,936
Effect of exchange rate changes on cash	88	14	324
Net increase in cash	¥ (37,938)	$ (5,888)	¥ (1,184)